Non-controlling Interests and Redeemable non-controlling Interest - Change in Redeemable non-controlling Interest (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	CAD 29,434	CAD 25,751
Net loss attributable to redeemable non-controlling interest	(13,400)	(4,952)
Contributions from redeemable non-controlling interests	40,797	10,171
Dividends declared and distributions to redeemable non-controlling interest	(1,454)	(590)
Foreign exchange	(3,249)	(946)
Closing balance	CAD 52,128	CAD 29,434